Other disclosures - Risk Management and Principal Risks - Impairment allowance on loan commitments and financial guarantees (audited) (Details) - Impairment allowance [member] - Loan commitments and financial guarantee contracts [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Loan commitments and financial guarantee contracts
Opening/Beginning balance	£ 217	£ 420
Disposal of business to Barclays Bank UK PLC	(87)
Net transfers between stages	0
Business activity in the year	18
Net re-measurement and movement due to exposure and risk parameter changes	(24)
Asset derecognised due to final repayments	(110)
Closing/Ending balance	217	420
Stage 1 [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	91	133
Disposal of business to Barclays Bank UK PLC	(36)
Net transfers between stages	42
Business activity in the year	18
Net re-measurement and movement due to exposure and risk parameter changes	(51)
Asset derecognised due to final repayments	(15)
Closing/Ending balance	91	133
Stage 2 [member] | Lifetime expected credit losses [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	104	259
Disposal of business to Barclays Bank UK PLC	(51)
Net transfers between stages	(43)
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	(17)
Asset derecognised due to final repayments	(44)
Closing/Ending balance	104	259
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	22	28
Disposal of business to Barclays Bank UK PLC	0
Net transfers between stages	1
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	44
Asset derecognised due to final repayments	(51)
Closing/Ending balance	£ 22	£ 28